Other Noncurrent Liabilities - Schedule of Other Noncurrent Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Other Liabilities, Noncurrent [Abstract]
Acquired contract liabilities, net	$ 92,962	$ 184,612
Accrued warranties	31,036	39,418
Accrued workers' compensation	13,603	13,501
Noncurrent contract liabilities	91,265	156,332
Operating lease liabilities	54,687
Environmental contingencies	18,060	16,040
Income tax reserves	594	551
All other	3,962	14,095
Total other noncurrent liabilities	$ 306,169	$ 424,549